CONDENSED STATEMENT OF OPERATIONS (UNAUDITED) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Income Statement [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 90,291	$ 68,801	$ 56,338
Cost of Revenue	17,785	12,365	10,583
Gross Profit, Total	72,506	56,436	45,755
Operating Expenses [Abstract]
Research and Development Expense	24,619	18,283	14,766
Selling and Marketing Expense	33,056	28,810	29,409
General and Administrative Expense	20,680	8,221	7,625
Operating Expenses, Total	78,355	55,314	51,800
Operating Income (Loss), Total	(5,849)	1,122	(6,045)
Interest and Debt Expense	4,386	734	387
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest, Total	(10,235)	388	(6,432)
Income Tax Expense (Benefit)	(1,237)	(1,200)	(902)
Net Income (Loss) Attributable to Parent, Total	(11,472)	(812)	(7,334)
Preferred Stock Redemption Premium	(77,063)	(7,297)	(2,007)
Net loss attributable to common stockholders, basic	(88,535)	(8,109)	(9,341)
Net loss attributable to common stockholders, diluted	$ (88,535)	$ (8,109)	$ (9,341)
Earnings Per Share, Basic and Diluted [Abstract]
Net loss per stock attributable to common stockholders – basic (in dollars per share) | $ / shares	$ (3.31)	$ (0.51)	$ (0.59)
Net loss per stock attributable to common stockholders – diluted (in dollars per share) | $ / shares	$ (3.31)	$ (0.51)	$ (0.59)
Weighted-average number of stocks used in computing net loss per stock attributable to common stockholders, basic (in shares) | shares	26,745,020	16,028,560	15,886,958
Weighted-average number of stocks used in computing net loss per stock attributable to common stockholders, diluted (in shares) | shares	26,745,020	16,028,560	15,886,958
Exchange ratio	1.337